Convertible Notes - Additional Information (Detail) ¥ in Millions		12 Months Ended
	Nov. 24, 2015 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2018 USD ($)	Nov. 24, 2015 USD ($)
Debt Instrument [Line Items]
Beneficial conversion feature	¥ 52.7						$ 8,100,000
12% Convertible Senior Notes Due 2018
Debt Instrument [Line Items]
Debt Instrument, Principal Amount							$ 40,050,000
Interest rate	12.00%						12.00%
Total net book value as secured notes | ¥	¥ 16.0
Convertible shares of Group's ADS | shares					11,695,513
Beneficial conversion feature							$ 8,112,556
Carrying amount of convertible notes and interest payable		¥ 375.3		¥ 260.6		$ 54,600,000
Interest expense recognized related to convertible note		¥ 98.3	$ 14,300,000	¥ 77.0	¥ 50.4
Notes due date	2018